Lease (Tables)	6 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Lease Expense	The component of lease expense was as follows:
	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Operating lease cost	$210,000	$210,000	$26,981

Schedule of Minimum Lease Payment Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of December 31, 2025 was as follows:

For the year ending December 31,	Amount (HKD)	Amount (US$)
2026	$35,000	$4,497